DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
On February 7, 2017, Trilogy International Partners LLC (“Trilogy LLC”), a Washington limited liability company, and Alignvest Acquisition Corporation completed a court approved plan of arrangement (the “Arrangement”) pursuant to an arrangement agreement dated November 1, 2016 (as amended December 20, 2016, the “Arrangement Agreement”). As a result of the Arrangement, Trilogy International Partners Inc. (“TIP Inc.” and together with its consolidated subsidiaries, the “Company”), through a wholly owned subsidiary, obtained a controlling interest in and thus consolidates Trilogy LLC.
The Company has two reportable segments, New Zealand and Bolivia. Through subsidiaries, Trilogy LLC provides wireless voice and data communications in these two countries including local, international long distance (“ILD”) and roaming services, for both customers and international visitors roaming on its networks. These services are provided under Global System for Mobile Communications (“GSM” or “2G”) (in Bolivia only), Universal Mobile Telecommunication Service, a
GSM-based
third generation mobile service for mobile communications networks (“3G”), and Long Term Evolution (“LTE”), a widely deployed fourth generation service (“4G”), technologies. Trilogy LLC’s New Zealand subsidiary also provides fixed broadband communications to residential and enterprise customers. Unallocated corporate operating expenses, which pertain primarily to corporate administrative functions that support the segments, but are not specifically attributable to or managed by any segment, are presented as a reconciling item between total segment results and consolidated financial results. Additional details on our reportable segments are included in Note 18 – Segment Information. Below is a brief summary of each of the Company’s operations:
New Zealand:
Two Degrees Mobile Limited (“2degrees”) was formed under the laws of New Zealand on February 15, 2001. 2degrees holds spectrum licenses to provide nationwide wireless communication services. 2degrees launched commercial operations in 2009 as the third operator in New Zealand. 2degrees provides voice, data and long distance services to its customers over 3G and 4G networks. 2degrees maintains inbound visitor roaming and international outbound roaming agreements with various international carriers. 2degrees offers its mobile communications services through both prepaid and postpaid payment plans. Commencing in 2015, 2degrees also began offering fixed broadband communications services to residential and enterprise customers.
As of December 31, 2020, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in 2degrees was 73.2%.
Bolivia:
Empresa de Telecomunicaciones NuevaTel (PCS de Bolivia), S.A. (“NuevaTel”) was formed under the laws of Bolivia in November, 1999 to engage in Personal Communication Systems (“PCS”) operations. NuevaTel was awarded its first PCS license in 1999 and commenced commercial service in November 2000 under the brand name Viva. NuevaTel operates a GSM network along with 3G and 4G networks. These networks provide voice and data services, including high-speed Internet, messaging services and application and content downloads. NuevaTel offers its services through both prepaid and postpaid payment plans, although the majority of NuevaTel’s subscribers pay on a prepaid basis. In addition to mobile voice and data services, NuevaTel offers fixed LTE wireless services and public telephony services. NuevaTel’s public telephony service utilizes wireless pay telephones located in stores and call centers that are owned and managed by NuevaTel resellers.
As of December 31, 2020, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in NuevaTel was 71.5%.
Impact of
COVID-19
on our Business:
In December 2019, a strain of coronavirus, now known as
COVID-19,
surfaced in China, spreading rapidly throughout the world in the following months. In March 2020, the World Health Organization declared the outbreak of
COVID-19
to be a pandemic. Shortly following this declaration and after observing
COVID-19
infections in their countries, the governments of New Zealand and Bolivia imposed quarantine policies with isolation requirements and movement restrictions.
During 2020 and through the filing date of these Consolidated Financial Statements, the business and operations of both 2degrees and NuevaTel have been affected by the pandemic. The impact to date has varied with differing effects on financial and business results for our operating subsidiaries in New Zealand and Bolivia. Given the ongoing and changing developments related to the pandemic, the full extent of future effects on the Company’s businesses and financial results cannot be reasonably estimated.

In New Zealand, the government’s swift and significant response in March and April 2020 had an immediate impact on customer acquisition and revenues. In an effort to mitigate the economic impact of the pandemic, 2degrees announced in April 2020 that it would undertake several cost reduction measures. These measures included deferrals of non-critical
expenditures as well as a reduction in 2degrees’ workforce. As movement restrictions within New Zealand were lifted, financial results, including revenues and Segment Adjusted EBITDA (as defined in Note 18 – Segment Information), began to improve sequentially in the latter part of the second quarter and continued to improve through the remainder of 2020 as compared to the first months of the pandemic. In August, however, new community transmission cases of
COVID-19
were identified and the country reinstated certain restrictions, with more stringent levels applied to the city of Auckland, where these cases were identified. The restrictions lasted, to varying degrees across the country, through mid-October.
Although the financial impact related to these restrictions was not significant, subscriber acquisition was adversely affected. There continues to be uncertainty for 2degrees regarding the future effect of
COVID-19
on the New Zealand economy and related responses by the government, regulators and customers. More specifically, 2degrees faces a risk of increased bad debt expense and continued suppression of roaming revenues as international travel is restricted although to date we have not yet observed a significant increase in bad debt expense in New Zealand.
In Bolivia, the consequences of
COVID-19
and related societal restrictions have been more pronounced, and the impact of the pandemic on the financial results of NuevaTel has been more significant than in New Zealand to date. Over the course of 2020 as compared to the periods before the pandemic, NuevaTel experienced a reduction in key financial metrics including revenues, Segment Adjusted EBITDA and subscribers as a result of societal and movement restrictions which significantly affected customer behavior. In April 2020, the Bolivian government imposed service requirements and collections restrictions on local telecommunications companies which effectively provided a payment holiday for certain of NuevaTel’s customers. In June 2020, the Bolivian government permitted providers to migrate delinquent customers to a free plan (referred to as the “Lifeline plan”) with only very basic services. Customers were not invoiced for services provided under the Lifeline plan, and revenue was not recognized during this period of service. The migration of delinquent customers to Lifeline plans resulted in an improvement in collections, as many of these customers paid past due amounts in order to reestablish their previous level of service. The government has also clarified that providers may not offer service to new subscribers who have outstanding bills with other providers. Effective September 1, 2020, the Bolivian government lifted certain restrictions and mandates, including discontinuing the Lifeline plan.
Throughout 2020 and continuing into early 2021, societal and movement restrictions in Bolivia have resulted in economic uncertainty and it is unclear when customer behavior in Bolivia will return to historic norms, creating a risk of a continuing adverse impact on the timing and amount of cash collections, bad debt expense and revenue trends. Due to the wide-ranging economic effect of
COVID-19
in Bolivia, NuevaTel generated substantial net losses through the year ended December 31, 2020. These net losses impacted our near-term expectation regarding the ability to generate taxable income in Bolivia and thereby utilize NuevaTel’s deferred tax assets, certain of which have a relatively short duration of use. Consequently, during the third quarter of 2020, management changed its assessment with respect to the ability to realize NuevaTel’s net deferred tax assets, concluding that they are no longer more likely than not to be realized. On the basis of this evaluation, management recorded a full valuation allowance against NuevaTel’s beginning of year net deferred tax asset balance of $11.4 million. Additionally, management did not record the benefit associated with NuevaTel’s net deferred tax assets of $8.4 million that originated during the year ended December 31, 2020. Management will continue to assess the need for a valuation allowance in future periods.
As it relates to NuevaTel’s long-lived assets, including property and equipment and license costs and other intangible assets, the impact of the pandemic to date has been relatively brief as compared to the related asset lives and thus has not resulted in events or changes in circumstances that indicate asset carrying values may not be recoverable as of December 31, 2020. The recoverability of these long-lived assets is based on expected cash flows over the life of the assets as opposed to the ability to generate net income or taxable income in the near term. However, an ongoing or sustained impact on NuevaTel’s financial performance could cause management to change its expectation with respect to NuevaTel’s ability to generate long-term cash flows and thus trigger a review of long-lived assets for impairment. Specifically, if NuevaTel’s business does not experience an improvement in key financial metrics, including revenue growth, subscriber stability and increased Segment Adjusted EBITDA during fiscal year 2021, the expectation of recoverability of long-lived assets could change. Further, we note that while financial metrics have been significantly impacted by the pandemic, demand for telecommunication services and the importance of connectivity for the communities we serve have never been more critical. Management will continue to monitor financial and operational metrics and evaluate whether facts and circumstances have changed and testing of assets for impairment is required. The balances of NuevaTel’s long-lived assets subject to recoverability consideration are material.
NuevaTel has been able to maintain sufficient liquidity in part due to cash management efforts throughout the year, resulting in $33.9 million of cash at NuevaTel as of December 31, 2020. As an additional measure to preserve liquidity and support the ability to generate future cash flows, NuevaTel implemented workforce reductions in October and November 2020. Separation costs associated with the reduction in workforce were not material. Should the impact of the pandemic be sustained or longer term in nature, the Company may need to implement additional initiatives to ensure sufficient liquidity at NuevaTel.
Basis of Presentation and Principles of Consolidation
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company consolidates majority-owned subsidiaries over which it exercises control, as well as variable interest entities (“VIEs”) where it is deemed to be the primary beneficiary and thus VIEs are required to be consolidated in our financial statements. All significant intercompany transactions and accounts have been eliminated in consolidation for all periods presented.
Certain amounts in the prior period Consolidated Balance Sheet and Consolidated Statements of Cash Flows related to restricted cash have been reclassified to conform to the current presentation.
Significant Accounting Policies
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estima tes and assumptions that affect the amounts of assets and liabilities and the amounts of revenues and expenses reported for the periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.
Examples of significant estimates include the allowance for doubtful accounts, the useful lives of property and equipment, amortization periods for intangible assets, fair value of financial instruments and equity-based compensation, imputed discount on equipment installment receivables, cost estimates for asset retirement obligations, realizability of deferred income taxes, fair value measurements related to goodwill, spectrum licenses and intangibles, projections used in impairment analysis, evaluation of minimum operating lease terms and the period for recognizing prepaid and postpaid revenues based on breakage.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the acquisition date or with a variable rate which can be liquidated on demand. The balance of cash and cash equivalents held by our consolidated subsidiaries was $64.5 million and $67.8 million as of December 31, 2020 and 2019, respectively. Of these balances, $30.2 million and $16.4 million was held by 2degrees and $33.9 million and $51.3 million was held by NuevaTel, as of December 31, 2020 and 2019, respectively.
The Company classifies cash as restricted when the cash is unavailable for use in general operations. The Company had $31.3 million and $1.7 million of restricted cash as of December 31, 2020 and 2019, respectively. The restricted cash balances held by the Company consisted primarily of cash balances restricted under the terms of debt agreements, restricted to offset current installments of debt or restricted as collateral for performance obligations under certain contracts with suppliers.
Balance sheet information related to cash, cash equivalents and restricted cash as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Cash and cash equivalents	$71,212	$76,729
Restricted cash	31,313	1,733

Total cash, cash equivalents and restricted cash	$102,525	$78,462

Short-term Investments:
The Company’s short-term investments, consisting primarily of U.S. Treasury securities and commercial paper with original maturities of more than three months from the date of purchase, are considered available-for-sale
(“AFS”) and reported at fair value. The net unrealized gains and losses on AFS investments are reported as a component of Other comprehensive income or loss. Realized gains and losses on AFS investments are determined using the specific identification method and included in Other, net. Gross unrealized holding gains (losses) were insignificant for the years ended December 31, 2020 and 2018. There were no short-term investments in the year ended December 31, 2019.
Accounts Receivable, net:
Accounts receivable consist primarily of amounts billed and due from customers, other wireless service providers, and dealers and are generally unsecured. Local interconnection and telecom cooperative receivables due from other wireless service providers represented $10.7 million and $17.4 million of Accounts receivable, net at December 31, 2020 and 2019, respectively. Interconnection receivables and payables are reported on a gross basis in the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as there is no legal right to offset these amounts, consistent with the presentation of related interconnection revenues and expenses in the Consolidated Statements of Operations and Comprehensive (Loss) Income.
Management makes estimates of the uncollectability of its accounts receivable. In determining the adequacy of the allowance for doubtful accounts, management analyzes historical experience and current collection trends, known troubled accounts, receivable aging and current economic trends. The Company writes off account balances against the allowance for doubtful billed accounts when collection efforts are unsuccessful. Provisions for uncollectible receivables are included in General and administrative expenses. The allowance for doubtful accounts was $8.8 million and $5.3 million as of December 31, 2020 and 2019, respectively.
EIP Receivables:
In New Zealand, 2degrees offers certain wireless customers the option to pay for their handsets in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018, NuevaTel began offering, to certain wireless subscribers, the option to pay for their handsets in installments over a period of 18 months using an EIP. The amounts recorded as EIP receivables at the end of each period represent EIP receivables for which invoices were not yet generated for the customer (“unbilled”). Invoiced EIP receivables are recorded in the Accounts receivable, net balance, consistent with other outstanding customer trade receivables. In New Zealand, 2degrees initially assesses the credit quality of each EIP applicant. Based on subscribers’ credit quality, subscribers may be denied an EIP option or be required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. In Bolivia, NuevaTel offers installment plans only to subscribers with a low expected delinquency risk based on the Company’s credit analysis and the customer’s income level. All of the Company’s EIP customers are required to make a down payment for a handset. The current portion of EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of EIP receivables is included in Long-term equipment installment plan receivables in our Consolidated Balance Sheets.
At the time of sale of handsets under installment plans, we impute risk adjusted interest on certain receivables associated with EIPs. We record any deferral of this imputed discount as a reduction in EIP receivables, net in our Consolidated Balance Sheets and amortize the deferred amount over the financed device payment term in
Non-subscriber
international long distance and other revenues in our Consolidated Statements of Operations and Comprehensive (Loss) Income.
The Company establishes an allowance for EIP receivables to cover probable and reasonably estimated losses. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, receivable aging, customer credit quality and other qualitative factors including macro-economic factors. The Company monitors the EIP receivable balances and writes off account balances if collection efforts are unsuccessful and future collection is unlikely. See Note 4 – EIP Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to EIP receivables.
In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with an intermediary purchasing entity (the “Purchaser”) and financial institutions that lend capital to the Purchaser. The transfer of receivables through this arrangement does not qualify as a sale of financial assets under GAAP and as such is recorded as a secured borrowing. Upon transfer to the Purchaser, the Company does not derecognize the receivables or related allowance for doubtful accounts and unamortized imputed discount. The above summary of EIP receivables accounting policy remains applicable for unbilled EIP receivables sold through this arrangement. For further information, see Note 4 – EIP Receivables.

Inventories:
Inventory consists primarily of wireless devices and accessories. Cost is determined by the first-in,
first-out
(“FIFO”) method and the weighted average cost method, which has historically approximated the FIFO method. Subsequent measurement of inventory is determined using the cost and net realizable value test. Net realizable value is determined using the estimated selling price in the ordinary course of business. The Company records inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.
Handset costs in excess of the revenues generated from handset sales, or handset subsidies, are expensed at the time of sale. The Company does not recognize the expected handset subsidies prior to the time of sale because the promotional discount decision is made at the point of sale and/or because the Company expects to recover the handset subsidies through service revenues.
For certain inventories held by a third-party distribution and logistics company located in New Zealand, the Company records inventories in our Consolidated Balance Sheets, with a corresponding increase to Other current liabilities and accrued expenses. The third-party distribution and logistics company purchases the inventory from various equipment manufacturers on behalf of and at the direction of 2degrees, with 2degrees specifying the purchase price, timing of purchase, and type and quantity of handsets. Therefore, the Company records the inventory once risk of loss is assumed in connection with the transfer from the manufacturers to the third-party distribution and logistics company.
Property and Equipment:
Property and equipment is recorded at cost or fair value for assets acquired as part of business combinations, and depreciation is calculated on a straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: (i) buildings 40 years; (ii) wireless communications systems range from 2 to 20 years; and (iii) furniture, equipment, vehicles and software range from 2 to 17 years. Leasehold improvements are recorded at cost and depreciated over the lesser of the term of the lease or the estimated useful life. Costs of additions and major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance the asset’s functionality or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of the Company’s networks are capitalized. Capitalization commences with pre-construction
period administrative and technical activities, which may include obtaining leases, zoning approvals and building permits, and ceases when the asset is ready for its intended use and placed in service. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the balance sheet accounts and any gain or loss is recognized. Assets under construction are not depreciated until placed in service.
Interest expense incurred during the construction phase of the Company’s wireless networks is capitalized as part of property and equipment until assets are placed into service. Capitalized interest costs are amortized over the estimated useful lives of the related assets. Capitalized interest for the years ended December 31, 2020, 2019 and 2018 was $0.8 million, $1.1 million and $1.2 million, respectively.
The Company capitalizes certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once selection of a specific software project has been made and the Company approves and commits to funding the project. Capitalized costs include direct development costs associated with internal use software, including internal direct labor costs and external costs of materials and services. Capitalized software costs are included in Property and equipment, net and amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
The Company records an asset retirement obligation (“ARO”) for the fair value of obligations associated with the retirement of tangible long-lived assets and records a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. These obligations primarily pertain to the Company’s obligations related to network infrastructure, principally tower and related assets, and include obligations to remediate leased land on which the Company’s network infrastructure assets are located. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the Consolidated Statement of Operations and Comprehensive (Loss) Income.

The significant assumptions used in estimating the ARO include the following: a probability that the Company’s leases with ARO will be remediated at the lessor’s directive; expected settlement dates that coincide with lease expiration dates plus estimated lease extensions; remediation costs that are indicative of what third-party vendors would charge the Company to remediate the sites; expected inflation rates that are consistent with historical inflation rates; and credit-adjusted risk-free interest rates which approximate the Company’s incremental borrowing rates.
License Costs and Other Intangible Assets:
Intangible assets consist primarily of wireless spectrum licenses in foreign markets, tradenames and subscriber relationships. License costs primarily represent costs incurred to acquire wireless spectrum licenses in foreign markets, which are recorded at cost, and the value attributed to wireless spectrum licenses acquired in business combinations. Amortization begins with the commencement of service to customers. The license costs are amortized using the straight-line method over 7 to 20 years, corresponding to the expiration dates of the licenses as issued by the regulators. Licenses, subject to certain conditions, are usually renewable and are generally non-exclusive.
However, management generally does not consider renewal periods when determining the useful life of a license since there is no certainty that a license will be renewed without significant cost (or at no cost).
Subscriber relationships were acquired as part of the acquisition in New Zealand of our fixed broadband communications services provider, Snap Limited, in 2015 and relate to established relationships with residential and enterprise customers through contracts for fixed broadband services. Subscriber relationships are amortized over the estimated useful life of 7 years using an accelerated method, which management believes best reflects the estimated pattern in which the economic benefits of the assets will be consumed.
Impairment of Long-Lived Assets:
The Company evaluates its long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not fully recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. We determine fair value by using a combination of comparable market values, estimated future discounted cash flows and appraisals, as appropriate. There were no events or changes in circumstances that indicated impairment would be recorded for long-lived assets for the fiscal years ended December 31, 2020, 2019 and 2018. For further information, see “Impact of
COVID-19
on our Business” above.
Goodwill:
Goodwill is the excess of the cost of an acquisition of businesses over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for potential impairment annually as of November 30 and also during interim periods if events or changes in circumstances indicate the occurrence of a triggering event.
When assessing goodwill for impairment, we may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. If we do not perform this qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the single reporting unit is less than its carrying amount, we will test goodwill for impairment. If the Company determines the fair value of the reporting unit is less than its carrying amount, a goodwill impairment loss is recognized for the difference. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or on discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges required for any periods presented.
Derivative Instruments and Hedging Activities:
We employ risk management strategies, which may include the use of interest rate swaps, cross-currency swaps and forward exchange contracts. We do not hold or enter into derivative instruments for trading or speculative purposes.
Derivatives are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair values of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive (loss) income. Derivative instruments not qualifying for hedge accounting or ineffective portions of cash flow hedges, if any, are recognized in current period earnings. The Company assesses, both at inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively. As of December 31, 2020 and 2019, no derivative instruments were designated for hedge accounting.
Fair Value Measurements:
The Company applies fair value accounting for all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
Warrant Liability:
TIP Inc.’s outstanding warrants are recorded as a liability, as the warrants are written options that are not indexed to common shares of TIP Inc. (the “Common Shares”). The warrant liability is recorded in Other current liabilities and accrued expenses in the Company’s Consolidated Balance Sheets. The offsetting impact is reflected in Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The amount of the warrant liability was $0.2 million and $0.1 million as of December 31, 2020 and 2019, respectively. Any change in fair value of these warrants due to a change in their price during the reporting period is recorded as Change in fair value of warrant liability in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income. The fair value of the warrant liability is determined each period by utilizing the number of warrants outstanding and the closing trading value of the warrants as of the reporting date. The change in fair value of the warrant liability was insignificant for the years ended December 31, 2020 and 2019, respectively, and a non-cash
 gain of $6.4 million was recorded for the year ended December 31, 2018. Additionally, there were immaterial changes in the warrant liability during the periods due to changes in the exchange rate between the Canadian dollar (the currency in which the warrants are denominated) and United States dollar.
Required Distributions:
Trilogy LLC is required to make quarterly distributions to its members on a pro rata basis in accordance with each member’s ownership interest in amounts sufficient to permit members to pay the tax liabilities resulting from allocations of income tax items from Trilogy LLC. Trilogy LLC was in a net taxable loss position for the years ended December 31, 2020, 2019 and 2018; therefore, no tax distributions were made to its members related to these tax years.
Revenue Recognition (effective January 1, 2019):
The Company derives its revenues primarily from wireless services, wireline services and equipment sales. Revenues are recognized when control of the services and equipment is transferred to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those services. The Company’s revenue recognition policy follows guidance from Revenue from Contracts with Customers (“Topic 606”).
The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in each contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in each contract; and

•	Recognition of revenue when, or as, we satisfy a performance obligation.

Significant Judgments
The most significant judgments affecting the amount and timing of revenue from contracts with our customers include the following items:

•	The assessment of legally enforceable rights and obligations involves judgment and impacts our determination of contractual term, transaction price and related disclosures;

•
Our products are generally sold with a right of return, which is accounted for as variable consideration when estimating the amount of revenue to recognize. Expected device returns are estimated based on historical experience;

•	Identifying distinct performance obligations within our service plans may require significant judgment;

•
For contracts that involve more than one product or service (or multiple performance obligations), determining the standalone selling price for each product or service (or performance obligation) may require significant judgment;

•	Determining costs that we incur to obtain or fulfill a contract may require significant judgment; and

•	For capitalized contract costs, determining the amortization period as well as assessing the indicators of impairment may require significant judgment.
Wireless Services and Related Equipment
The Company enters into contracts with consumer and business customers for postpaid wireless services, prepaid wireless services and wireless equipment. Customers may elect to purchase wireless services or equipment separately or together. For wireless service and wireless equipment contracts entered into within a short period of time, we follow the contract combination guidance and assess the contracts as a single arrangement. The Company generates wireless services revenues from providing access to, and usage of, our wireless communications network. Performance obligations included in a typical wireless service contract with a customer include data, voice and text message services. We recognize revenue using an output method, either as the services are used or as time elapses if doing so reflects the pattern by which we satisfy our performance obligation through the transfer of the service to the customer. Wireless monthly service contracts are billed monthly either in advance or arrears based on a fixed fee.
Prepaid wireless services sold to customers are recorded as deferred revenue prior to the services being provided to the customer or expiration of the obligation to provide the services. When prepaid service credits are not subject to expiration or have not yet expired, the Company estimates breakage (cash consideration received for prepaid services but never expected to be redeemed by customers) based upon historical usage trends. The Company’s policy is to recognize revenue for estimated breakage in proportion to the patterns exercised by the customer.
Postpaid monthly wireless services sold to customers are billed monthly in arrears. Postpaid wireless customer contracts are generally either month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month (under a fixed-term plan). Service contracts that exceed one month are generally two years or less. The transaction prices allocated to service performance obligations that are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans. For postpaid plans where monthly usage exceeds the allowance, the overage usage represents an option held by the customer for incremental services and the usage-based fee is recognized when the customer exercises the option (typically on a month-to-month
basis).
We also generate revenues from the sale of wireless equipment to consumer and business subscribers. Performance obligations associated with a typical wireless equipment contract with a customer include handset and accessory equipment. We recognize revenue at a point in time when the device or accessory is delivered to the customer.
We offer certain postpaid customers the option to pay for devices and accessories in installments using an EIP. We assessed this payment structure and concluded that there is a financing component related to the EIP. However, we have determined that the financing component for certain direct channel customer classes in the postpaid wireless plans is not significant and therefore we have not recorded interest income over the repayment period for these customer transactions.
Wireline Services and Related Equipment
We enter into wireline or fixed LTE wireless arrangements with consumer and business subscribers. Wireline service performance obligations include broadband internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Broadband arrangements are billed monthly. Performance obligations included in a typical wireline broadband contract, as defined by Topic 606, include modem equipment, when sold, and telephone equipment. For these sales, we recognize revenue when the device or accessory is delivered to the customer. We also entered into agreements with subscribers in which we own customer premises equipment, including modems, and lease such equipment to subscribers. For these agreements, the modem equipment is not considered a performance obligation subject to Topic 606 guidance, rather it is a lease component of the contract and is accounted for under the applicable leasing guidance. The lease revenues associated with these agreements are included in Wireline service revenues in the Consolidated Statements of Operations and Comprehensive (Loss) Income and were not significant for the periods presented.
We enter into managed service arrangements with large enterprises and governments. Wireline service performance obligations associated with managed service arrangements include managed network services, internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Wireline service contracts are billed monthly. In the context of our managed service arrangements, we provide customers with the use of modem and networking equipment to facilitate the internet and networking services. We have determined that as part of managed service arrangements for our New Zealand business, equipment is provided to the customer only to enable the customer to consume the service. At the end of the contract term the customer is required to return the equipment as it may be used by other customers.
Wireline customer contracts are generally either
month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month (typically under a fixed-term plan or within managed services arrangements). Service contracts that exceed one month are generally three years or less. The transaction prices allocated to service performance obligations that are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans.
Equipment
In addition to selling equipment in connection with wireless and wireline service contracts, as discussed above, we also sell equipment on a standalone basis to dealers and resellers for a fixed fee. The performance obligations include handset and accessory equipment. We recognize revenue when the handset or accessory is delivered to the dealer or reseller as the dealer and reseller is our customer. At the time of delivery, the customer acquires legal title, as physical possession and risks and rewards of ownership have been transferred to the customer with no additional conditions to customer acceptance.
Interconnection
Interconnection revenues are generated when calls from other operators terminate in the Company’s networks and are recognized in the period the termination occurs.
Transaction Price and Allocations
We have elected to utilize a practical expedient and account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities instead of assessing such activities as performance obligations. We establish provisions for estimated device returns based on historical experience.
We assess whether the amounts due under our contracts are probable of collection. For those not probable of collection, we do not recognize revenue until the contract is completed and cash is received. Collectability is re-assessed
when there is a significant change in facts or circumstances.
Consideration payable to a customer is treated as a reduction of the total transaction price, unless the payment is in exchange for a distinct good or service, such as certain commissions paid to dealers. As an accounting policy election, we exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer (for example, sales, use, value added and some excise taxes).
We may offer a right of return on our products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price and, accordingly, we recognize revenue based on the estimated amount to which we expect to be entitled net of expected returns. Returns and credits are estimated at contract inception based on historical experience with similar classes of customers and updated at the end of each reporting period as additional information becomes available.
Transaction price is allocated to each performance obligation based on its relative standalone selling price (“SSP”). SSP is the price for which we would sell the good or service on a standalone basis without a promotional discount. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include market conditions, costs plus a margin and other observable inputs.
Warranties and Indemnifications
The Company’s equipment is typically provided with an assurance-type warranty that it will perform in accordance with the Company’s on-line
documentation under normal use and circumstances. The Company includes a service level commitment to its customers, typically regarding certain levels of uptime reliability and performance and if the Company fails to meet those levels, customers can receive credits and in some cases terminate their relationship with the Company. To date, the Company has not had a material amount of credits issued or customers terminate as a result of such commitments.

Contract Modifications
Our service contracts allow customers to modify their contracts without incurring penalties in many cases. Each time a contract is modified we evaluate the change in scope or price of the contract to determine if the modification should be treated as a separate contract, if there is a termination of the existing contract and creation of a new contract, or if the modification should be considered a change associated with the existing contract. We typically do not have significant impacts from contract modifications.
Advertising Costs:
The Company expenses the cost of advertising as incurred. Advertising expense for the years ended December 31, 2020, 2019 and 2018 were $16.8 million, $18.6 million and $20.9 million, respectively.
Defined Contribution Plan:
The Company has a defined contribution plan whereby participants may contribute a portion of their eligible pay to the plan through payroll withholdings. The Company provides matching contributions based on the amount of eligible compensation contributed by the employees. Total contributions by the Company were $0.1 million for each of the years ended December 31, 2020, 2019 and 2018.
Equity-Based Compensation:
The Company measures compensation costs for all equity-based payment awards made to employees based on the estimated fair values at the either the grant date for equity classified awards or quarterly for liability classified awards. Such compensation costs are recognized as an expense over the requisite service period, which is generally the vesting period of the award, net of forfeitures when they occur.
Net (Loss) Earnings Per Share (“EPS”):
EPS is calculated using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The Company has one class of common stock; however, Trilogy LLC Class C Units (the “Class C Units”) held by Trilogy LLC members (a noncontrolling interest in Trilogy LLC) are treated as participating securities for purposes of calculating EPS and a two-class
method security due to their
pro-rata
rights to dividends and earnings.
Basic (loss)/income per share (“Basic EPS”) is computed by dividing net (loss)/income, less net (loss)/income available to participating securities, by the basic weighted average Common Shares outstanding.
Diluted (loss)/income per share (“Diluted EPS”) is calculated by dividing attributable net income/(loss) by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period. Diluted EPS excludes all potentially dilutive units if the effect of their inclusion is anti-dilutive, the attributable service condition was not met, or if the underlying potentially dilutive units are out-of-the-money.
Foreign Currency Remeasurement and Translation:
The functional currency for our Bolivian operation is the U.S. dollar and for our New Zealand operation is the New Zealand dollar, since the majority of the revenues and expenses in those operations are denominated in those currencies. However, portions of the revenues earned and expenses incurred by our subsidiaries are denominated in currencies other than their functional currency. Transactions that involve such other currencies are remeasured into the functional currency based on a combination of both current and historical exchange rates. All foreign currency asset and liability amounts are remeasured at end-of-period
exchange rates, except for nonmonetary items, which are remeasured at historical rates. Foreign currency income and expense are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical rates. Gains and losses from remeasurement of foreign currency transactions into the functional currency are included in Other, net in our Consolidated Statements of Operations in the period in which they occur.
Our reporting currency is the U.S. dollar. Thus, assets and liabilities from our New Zealand operation are translated from the New Zealand dollar into the U.S. dollar at the exchange rate on the balance sheet date while revenues and expenses are translated at the average exchange rate in the month they occurred. Gains and losses from the translation of our New Zealand operation’s financial statements into U.S. dollars are included in Accumulated other comprehensive income in our Consolidated Balance Sheets.

Income Taxes:
For our taxable subsidiaries, we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. When a valuation allowance has previously been recorded and we determine that we expect to be able to realize our deferred tax assets in the future in excess of their net recorded amount, we adjust the deferred tax asset valuation allowance, which reduces the provision for income taxes. During 2019, we removed the valuation allowance on our New Zealand deferred tax assets, with a corresponding income tax benefit, as the deferred tax assets are expected to be realizable. As discussed under “Impact of
COVID-19
on our Business” above, during 2020 management recorded a full valuation allowance against NuevaTel’s beginning of year net deferred tax assets as management concluded that NuevaTel’s deferred tax assets are no longer more likely than not to be realized.
We record uncertain tax positions on the basis of a
two-step
process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, we record the largest amount of tax benefit to meet such threshold.
We recognize interest and penalties related to unrecognized tax benefits in the Other, net line in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income. Accrued interest and penalties are included in the related tax liability line in the Consolidated Balance Sheets.
Concentrations:
The Company’s revenues are attributable to our international operations. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the countries in which the Company operates. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations. For key financial information of our subsidiaries in New Zealand and Bolivia, see Note 18 – Segment Information.
Accounting Pronouncements Adopted During the Current Year:
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, the Company may defer adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company intends to use the extended transition period. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who have adopted these new or revised accounting standards that are applicable to public companies.
Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02
related to leases (“Topic 842”) and has since modified the standard with several ASUs (collectively, the “new lease standard”). This new lease standard requires organizations that lease assets to recognize on the balance sheet the right-of-use
(“ROU”) assets and lease liabilities for the rights and obligations created by those leases. The new lease standard requires both classifications of leases, operating and finance leases, to be recognized on the balance sheet. The new guidance also results in a change in naming convention for leases historically classified as capital leases. Under the new lease standard, these leases are now referred to as finance leases. Consistent with previous GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease will depend on its classification. The new lease standard also requires enhanced disclosure to enable investors and others to understand better the amount, timing and uncertainty of cash flows arising from leases. As an “emerging growth company”, we adopted the new lease standard effective January 1, 2020, using the modified retrospective approach, by recognizing and measuring leases at such initial adoption date with the cumulative-effect adjustment recognized on such date to opening retained earnings/accumulated deficit and as a result we did not restate the prior periods presented in the consolidated financial statements. We adopted certain practical expedients permitted under the transition guidance and did not reassess (1) whether an expired or existing contract is a lease or contains a lease, (2) lease classification of an expired or existing lease, (3) initial direct costs for an existing or expired lease or (4) whether an existing or expired land easement is or contains a lease if it has not historically been accounted for as a lease. We also elected the practical expedient not to separate lease and non-lease
components for all of our leases. Additionally, we elected the short-term lease recognition exemption, which allows for the exclusion of leases with a term of 12 months or less from recognition on the balance sheet as ROU assets and lease liabilities.

The adoption of the new lease standard resulted in the recognition of an operating lease ROU asset of $162.9 million and an operating lease liability of $161.1 million as of the adoption date of January 1, 2020. These ROU assets and operating lease liabilities give rise to deferred tax assets and liabilities that are offsetting and related to the same tax jurisdictions, thus net impacts were negligible to the Consolidated Balance Sheet as of the adoption date. Included in the measurement of the new operating lease ROU asset is the reclassification of certain balances, including those historically recorded as prepaid rent and deferred rent. The adoption also resulted in a cumulative effect transitional adjustment of $55.0 million ($37.6 million net of tax) to Accumulated deficit and Noncontrolling interests related to the elimination of deferred gains on sale-leaseback transactions which would have been recognized to income over an average period of approximately 10 years. Additionally, at the transition date, we were required to reassess any previously unrecognized sale-leaseback transactions to determine if a sale has occurred and qualification for leaseback accounting existed under the new lease standard. Under the new lease standard, a sale is assessed using the transfer of control criteria in Topic 606. This assessment of transfer of control and reevaluation of sale-leaseback transactions under the new lease standard is an area of judgment. The reassessment resulted in certain tower sale transactions qualifying for sale-leaseback accounting that were not previously recognized as sale-leaseback transactions and were historically recorded as financing obligations. The recognition of these qualifying sale-leaseback transactions resulted in a cumulative effect transitional adjustment of $11.5 million ($7.9 million net of tax) to Accumulated deficit and Noncontrolling interests. At the transition date, we derecognized the tower-related assets and financing obligations for these site lease locations and measured the related ROU assets and lease liabilities in accordance with the transition guidance. The qualification for sale-leaseback accounting for these tower sites results in the recognition of lease costs in 2020, which was previously reported as depreciation expense and interest expense in prior periods. Additionally, the qualification for sale-leaseback accounting results in presentation of certain payments from financing outflows to operating outflows in the Consolidated Statement of Cash Flows as compared to prior presentation prior to qualification for sale-leaseback accounting. Except for the impact described herein, the adoption of the new lease standard did not have a material impact in the Consolidated Statements of Operations and Comprehensive (Loss) Income or the Consolidated Statement of Cash Flows. See Note 15 – Leases for additional information related to leases, including required disclosures under Topic 842.
Cloud Computing Arrangements
In August 2018, the FASB issued ASU
2018-15
related to implementation costs incurred in a cloud computing arrangement that is a service contract. The standard aligns the requirement for a customer to capitalize implementation costs incurred in a hosting arrangement that is a service contract with the requirement to capitalize implementation costs incurred to develop or obtain internal-use
software. The standard also requires the presentation of the amortization of the capitalized implementation costs in the same line item in the Consolidated Statements of Comprehensive Income as the fees associated with the hosting arrangement. The standard took effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the standard will take effect for fiscal years beginning after December 15, 2020, and for interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted for all entities. As an “emerging growth company”, the effective date for the standard is the date it becomes applicable to private companies. We began implementation efforts for certain cloud computing arrangements in 2020 and these efforts increased during the fourth quarter of 2020 and are expected to continue throughout 2021. We early adopted this standard in the fourth quarter of 2020 in connection with these implementation efforts and capitalized certain implementation costs relating to the cloud based arrangements. These costs will be recognized within Cost of service over the term of the cloud computing arrangement. We adopted the standard on a prospective basis applying it to implementation costs incurred subsequent to adoption and as a result did not restate the prior periods presented in the consolidated financial statements. The adoption of the standard did not have a material impact on our consolidated financial statements for the year ended December 31, 2020.
Recently Issued Accounting Standards:
In June 2016, the FASB issued ASU
2016-13
related to the measurement of credit losses on financial instruments and has since modified the standard with several ASUs (collectively, the “credit loss standard”). The credit loss standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The credit loss standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As amended in ASU
2019-10,
for companies that file under private company guidelines, the credit loss standard will take effect for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018. As an “emerging growth company”, we intend to adopt this standard on the date it becomes applicable to private companies. The adoption of this ASU will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). We are currently evaluating the impact this ASU will have on our consolidated financial statements.